Other income, net (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Other income (expense) consisted of the following:

	For the years ended December 31,
	2015	2016	2017
Gain on sale of investments	—	18,088,327	11,845,796
Other	195,355	(417,304)	(206,953)

	$195,355	$17,671,023	$11,638,843